Schedule V - Valuation Allowances and Qualifying Accounts (Detail) - Allowance for estimated losses on mortgage loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of beginning of period			$ 1,832
Additions charged to costs and expenses			(1,110)
Other additions	$ 0	$ 0	0
Deductions			$ 722